CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	Year Ended December 31,
Customers	2023	2022
A	-	21%
B	3%	17%
C	64%	15%
D	-	10%
E	-	10%
F	23%	-

The suppliers accounted for 10% or more of the Company’s purchases during the years ended December 31, 2023 and 2022.

	Year Ended December 31,
Suppliers	2023	2022
AA	14%	61%
BB	86%	39%